Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases

Note 11 — Leases

The determination if any arrangement contained a lease at its inception was done based on whether or not the Company has the right to control the asset during the contract period. The lease term was determined assuming the exercise of options that were reasonably certain to occur. Leases with an original lease term of 12 months or less at inception were not reflected in the Company’s consolidated balance sheet and those lease costs are expensed on a straight-line basis over the respective term. Leases with a term greater than 12 months were reflected as non-current right-of-use assets and current and non-current lease liabilities in the Company’s consolidated balance sheets.

As the implicit interest rate in its leases was generally not known, the Company used its incremental borrowing rate as the discount rate for purposes of determining the present value of its lease liabilities. The Company’s incremental borrowing rate was determined using the interest rate on a long-term debt position entered into at approximately the same time and for the same duration as the lease.

The Company had several non-cancelable finance leases for machinery and equipment, all of which ended or were terminated during 2023. As of December 31, 2024, the Company had no active finance leases.

When a contract contained lease and non-lease elements, both were accounted for as a single lease component.

The Company has several non-cancellable operating leases for corporate offices, warehouses, showrooms, research and development facilities and vehicles. The Company’s leases have remaining lease terms of one year to four years, some of which include options to extend. Some leases include payment for communal area maintenance associated with the property. Cash paid for operating leases during the years ended December 31, 2024 and 2023 were $0.5 million and $1.0 million, respectively.

During the year ended December 31, 2024, one of the Company’s leased assets was sold by the lessor to another counterparty, effectively cancelling the remainder of the lease with the Company. There were no penalties arising from the cancellation. The Company recognized a gain on early termination in the amount of $50 thousand within loss from discontinued operations in the period, calculated as the difference between the remaining right-of-use asset and lease liability at the time of termination.

As of December 31, 2024 and 2023, the Company did not have any operating leases related to continuing operations. As such, no operating lease costs, weighted average remaining lease term, weighted average discount rate, or cash paid for operating leases are presented for continuing operations for the year ended December 31, 2024 and 2023. As of December 31, 2024, there is no future lease payment related to continuing operations.